Acquisition (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011	Dec. 31, 2009
Fair value of assets and liabilities
Land	$ 87,679	$ 87,786
Acquired tenant improvements	10,240	9,858
Building and improvements	146,358	151,190
Construction in progress		15,311
In-place leases	28,967	15,736
Acquired leasing commissions	2,766	4,386
Customer relationships	242	651
Marketing and legal intangible	207
Above-market leases acquired	2,772	712
Goodwill	4,830
Total assets acquired	284,061	285,630
Below-market leases assumed	(307)	(1,855)
Debt assumed	(153,527)	(14,699)
Deferred tax liability	(4,830)
Environmental remediation obligation	(2,350)
Deferred purchase price obligation	(6,840)
Accrued contingent consideration expected to be paid by the seller upon achieving specified returns	(9,356)	(1,398)	(9,400)	(688)
Net assets acquired	106,851	269,076
Pro Forma Financial Information
Pro forma total revenues	181,222	183,922
Pro forma net loss	$ (4,725)	$ (8,166)
Pro forma net loss per share basic and diluted	$ (0.27)	$ (0.17)